BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 5,762,564			$ 7,474,188				$ 9,111,751
Other Receivable	97,373			129,159
Prepaid Expenses	122,822			105,776				264,955
TOTAL ASSETS	5,982,759			7,709,123
TOTAL ASSETS				7,709,123				9,376,706
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	3,318,765			3,042,438				2,061,685
TOTAL CURRENT LIABILITIES	3,318,765			3,042,438				2,061,685
TOTAL LIABILITIES	3,318,765			3,042,438				2,061,685
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common Stock; $.001 par value, 200,000,000 shares authorized, 16,770,378 and 14,468,229 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	16,770			14,468				11,628
Additional Paid-In Capital	67,187,389			57,871,070				45,944,478
Accumulated Deficit	(64,540,165)			(53,218,853)				(38,641,085)
TOTAL SHAREHOLDERS' EQUITY	2,663,994	$ 3,427,475	$ 5,998,592	4,666,685	$ 3,934,673	$ 6,216,369	$ 5,311,439	7,315,021	$ 12,410,241
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,982,759			$ 7,709,123				$ 9,376,706